Investments in Unconsolidated Affiliates, Variable Interest Entities, and Divestitures - Sale of Majority Interest in Isaac Mizrahi Brand, Investment in IM Topco, LLC (Details)				1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 26, 2025 USD ($) subsidiary	Apr. 12, 2024 USD ($)	May 31, 2022 USD ($)	Nov. 30, 2023 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 15, 2025 subsidiary
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries | subsidiary	2												2
Loss from equity method investments									$ 6,010,000	$ 7,937,000	$ 7,623,000	$ 2,060,000
Members contribution												150,000
Other non-cash charges											9,960,000
Change in contingent reduction in equity ownership of IM Topco, LLC											$ 4,213,000
IM Topco, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest			30.00%				30.00%				30.00%
IM Topco, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership interest sold													12.50%
Ownership interest			30.00%										30.00%
Percentage of equity interest													17.50%
Capital appreciation right, percent	15.00%
Capital appreciation right, threshold	$ 46,000,000
Loss related to investments					$ 5,490,000				6,010,000.00
Impairment charges					5,530,000				5,530,000		$ 5,750,000
Adjustment related to settlement of net receivables and payables					$ (40,000.00)
Loss from equity method investments								$ 520,000	210,000	1,550,000	(1,730,000)	$ (2,060,000.00)
Expense (income) to carrying value of contingent contractual obligations						$ (240,000)			(240,000)
Other costs and adjustments relating to investments									$ 510,000
Non cash charges, contingent contractual obligation										$ 6,250,000
Royalty expense				$ 450,000
Increase (decrease) to the carrying value basis				$ 450,000							$ (4,210,000)
WHP | IM Topco, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash flow distributable to members (in percent)		50.00%
Net cash flow distributable to members		$ 1,000,000
Expense (income) to carrying value of contingent contractual obligations							$ (2,040,000.00)
Business Venture Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash flow distributable to members (in percent)			100.00%
Net cash flow distributable to members			$ 1,316,200
Business Venture Agreement | WHP
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash flow distributable to members (in percent)			100.00%
Net cash flow distributable to members			$ 8,852,000
Amended Services Agreement | WHP | IM Topco, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest		70.00%
Amended Services Agreement | WHP | IM Topco, LLC | If royalties receivable less than specified amount
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest		82.50%
Amended Services Agreement | Xcel Brands | IM Topco, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest		30.00%
Amended Services Agreement | Xcel Brands | IM Topco, LLC | If royalties receivable less than specified amount
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest		17.50%
Disposed of by Sale | WHP | IM Topco, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest			70.00%				70.00%				70.00%